INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 200		$ 300
Research and development credit receivables	200		200
Deferred tax liabilities	25,515		28,445
Deferred tax expense (income)				$ 7,000
Current year losses			700
Increase (Decrease) in deferred tax liability			1,100
I O X [Member]
IfrsStatementLineItems [Line Items]
Research and development cash credits	0	$ 20
Deferred tax liabilities	$ 25,500		$ 28,400